Financial Instruments (Table)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of financial instrument assets and liabilities at fair value
The following table shows the fair values of our distribution risk management assets and liabilities at September 30, 2016 and 2015. Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 and 2015 related to the divestiture of our natural gas marketing business. These risk management assets and liabilities are detailed in Note 15.

Distribution
(In thousands)
September 30, 2016
Assets from risk management activities, current	$3,029
Assets from risk management activities, noncurrent	1,822
Liabilities from risk management activities, current(1)	(56,771)
Liabilities from risk management activities, noncurrent(1)	(184,048)
Net assets (liabilities)	$(235,968)
September 30, 2015
Assets from risk management activities, current	$378
Assets from risk management activities, noncurrent	368
Liabilities from risk management activities, current	(9,568)
Liabilities from risk management activities, noncurrent	(110,539)
Net assets (liabilities)	$(119,361)

(1)	Includes $25.7 million of cash held on deposit to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities.

Outstanding commodity contracts volumes table
As of September 30, 2016, we had net long/(short) commodity contracts outstanding in the following quantities:

Contract Type	Hedge Designation	Distribution	Natural Gas Marketing
		Quantity (MMcf)
Commodity contracts	Fair Value	—	(19,395)
	Cash Flow	—	39,278
	Not designated	18,595	71,147
		18,595	91,030

Financial instruments on the balance sheet
The following tables present the fair value and balance sheet classification of our financial instruments as of September 30, 2016 and 2015. The gross amounts of recognized assets and liabilities are netted within our Consolidated Balance Sheets to the extent that we have netting arrangements with the counterparties.

		Distribution		Natural Gas Marketing
	Balance Sheet Location (1)	Assets	Liabilities	Assets	Liabilities
		(In thousands)
September 30, 2016
Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	$—	$—	$6,612	$(21,903)
Interest rate contracts	Other current assets / Other current liabilities	—	(68,481)	—	—
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	—	2,178	(3,779)
Interest rate contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	(198,008)	—	—
Total		—	(266,489)	8,790	(25,682)
Not Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	3,029	—	18,157	(18,812)
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	1,822	—	12,343	(12,701)
Total		4,851	—	30,500	(31,513)
Gross Financial Instruments		4,851	(266,489)	39,290	(57,195)
Gross Amounts Offset on Consolidated Balance Sheet:
Contract netting		—	—	(39,290)	39,290
Net Financial Instruments		4,851	(266,489)	—	(17,905)
Cash collateral		—	25,670	6,775	17,905
Net Assets/Liabilities from Risk Management Activities		$4,851	$(240,819)	$6,775	$—

(1)	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 related to the divestiture of our natural gas marketing business.

		Distribution		Natural Gas Marketing
	Balance Sheet Location (1)	Assets	Liabilities	Assets	Liabilities
		(In thousands)
September 30, 2015
Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	$—	$—	$11,680	$(36,067)
Interest rate contracts	Other current assets / Other current liabilities	—	—	—	—
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	—	126	(9,918)
Interest rate contracts	Deferred charges and other assets / Deferred credits and other liabilities	—	(110,539)	—	—
Total		—	(110,539)	11,806	(45,985)
Not Designated As Hedges:
Commodity contracts	Other current assets / Other current liabilities	378	(9,568)	65,239	(65,780)
Commodity contracts	Deferred charges and other assets / Deferred credits and other liabilities	368	—	14,318	(14,218)
Total		746	(9,568)	79,557	(79,998)
Gross Financial Instruments		746	(120,107)	91,363	(125,983)
Gross Amounts Offset on Consolidated Balance Sheet:
Contract netting		—	—	(91,363)	91,363
Net Financial Instruments		746	(120,107)	—	(34,620)
Cash collateral		—	—	8,854	34,620
Net Assets/Liabilities from Risk Management Activities		$746	$(120,107)	$8,854	$—

(1)	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2015 related to the divestiture of our natural gas marketing business.

Fair value hedges table
The impact of our natural gas marketing commodity contracts designated as fair value hedges and the related hedged item on the results of discontinued operations on our consolidated income statement for the years ended September 30, 2016, 2015 and 2014 is presented below.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Commodity contracts	$3,516	$10,311	$(792)
Fair value adjustment for natural gas inventory designated as the hedged item	18,079	(9,768)	2,486
Total decrease in purchased gas cost reflected in income from discontinued operations	$21,595	$543	$1,694
The decrease in purchased gas cost reflected in income from discontinued operations is comprised of the following:
Basis ineffectiveness	$(1,390)	$811	$(919)
Timing ineffectiveness	22,985	(268)	2,613
	$21,595	$543	$1,694

Cash flow hedges table
The impact of cash flow hedges on our consolidated income statements for the years ended September 30, 2016, 2015 and 2014 is presented below. Note that this presentation does not reflect the financial impact arising from the hedged physical transaction. Therefore, this presentation is not indicative of the economic gross profit we realized when the underlying physical and financial transactions were settled.

	Fiscal Year Ended September 30
	2016	2015	2014
	(In thousands)
Gain (loss) reclassified from AOCI for effective portion of natural gas marketing commodity contracts	$(52,651)	$(41,716)	$8,365
Gain (loss) arising from ineffective portion of natural gas marketing commodity contracts	(19)	(325)	198
Total impact on purchased gas cost reflected in income from discontinued operations	(52,670)	(42,041)	8,563
Net loss on settled distribution interest rate agreements reclassified from AOCI into interest expense	(546)	(853)	(4,230)
Total impact from cash flow hedges	$(53,216)	$(42,894)	$4,333

Other comprehensive income from hedging table
The following table summarizes the gains and losses arising from hedging transactions that were recognized as a component of other comprehensive income (loss), net of taxes, for the years ended September 30, 2016 and 2015. The amounts included in the table below exclude gains and losses arising from ineffectiveness because these amounts are immediately recognized in the income statement as incurred.

	Fiscal Year Ended September 30
	2016	2015
	(In thousands)
Decrease in fair value:
Interest rate agreements	$(99,029)	$(71,003)
Forward commodity contracts	(11,662)	(49,211)
Recognition of losses in earnings due to settlements:
Interest rate agreements	347	542
Forward commodity contracts	32,117	25,448
Total other comprehensive income (loss) from hedging, net of tax(1)	$(78,227)	$(94,224)

(1)	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.

Expected recognition in earnings of deferred losses in AOCI table
The following amounts, net of deferred taxes, represent the expected recognition in earnings of the deferred gains (losses) recorded in AOCI associated with our financial instruments, based upon the fair values of these financial instruments as of September 30, 2016. However, the table below does not include the expected recognition in earnings of our outstanding interest rate agreements as those financial instruments have not yet settled.

	Interest Rate Agreements	Commodity Contracts	Total
	(In thousands)
2017	$(447)	$(3,983)	$(4,430)
2018	(649)	(561)	(1,210)
2019	(673)	(414)	(1,087)
2020	(698)	(26)	(724)
2021	(698)	2	(696)
Thereafter	(15,139)	—	(15,139)
Total(1)	$(18,304)	$(4,982)	$(23,286)

(1)	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.